Property, plant and equipment, Net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ 689,451		R$ 694,453		R$ 691,773		R$ 695,616
Property, plant and equipment under finance lease agreements		17,280		6,540
Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		1,462,263		1,389,513		1,240,342		1,134,987
Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (772,812)		R$ (695,060)		R$ (548,569)		(439,371)
Landfills - Land and Implementation of Cells [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		8.00%	[1]	11.54%		11.46%
Property, plant and equipment	[1]	R$ 282,655		R$ 283,572		R$ 279,857
Landfills - Land and Implementation of Cells [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		599,985	[1]	592,092		520,586		447,969
Landfills - Land and Implementation of Cells [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (317,330)	[1]	(308,520)		(240,729)		(181,657)
Buildings and Facilities [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		5.27%
Property, plant and equipment		R$ 123,514		127,308		127,897
Buildings and Facilities [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		186,661		180,179		171,387		161,839
Buildings and Facilities [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (63,147)		(52,871)		(43,490)		(38,846)
Biogas Burning Facilities [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		5.00%
Property, plant and equipment		R$ 6,682		7,185		7,173
Biogas Burning Facilities [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		9,212		9,255		8,795		8,795
Biogas Burning Facilities [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (2,530)		(2,070)		(1,622)		(1,178)
Operating Equipment [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		9.03%
Property, plant and equipment		R$ 117,171		108,897		93,385
Operating Equipment [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		221,726		191,545		157,369		156,135
Operating Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (104,555)		(82,648)		(63,984)		(57,854)
Furniture and Fixtures [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		10.20%
Property, plant and equipment		R$ 3,629		3,917		4,188
Furniture and Fixtures [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		9,438		8,878		8,414		7,938
Furniture and Fixtures [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (5,809)		(4,961)		(4,226)		(3,534)
Computers and Peripherals [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		16.95%
Property, plant and equipment		R$ 2,647		3,113		3,832
Computers and Peripherals [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		11,367		10,579		10,020		8,871
Computers and Peripherals [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (8,720)		(7,466)		(6,188)		(4,857)
Vehicles [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		16.14%
Property, plant and equipment		R$ 69,718		88,895		103,038
Vehicles [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		309,513		300,422		273,443		260,868
Vehicles [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (239,795)		(211,527)		(170,405)		(138,243)
Aircraft [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		7.52%
Property, plant and equipment		R$ 9,191		10,456		11,723
Aircraft [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		16,791		16,791		16,791		16,791
Aircraft [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (7,600)		(6,335)		(5,068)		(3,801)
UVR - Waste Recovery Unit [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		7.52%
Property, plant and equipment		R$ 38,033		42,375		46,958
UVR - Waste Recovery Unit [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		60,963		60,700		60,700		60,700
UVR - Waste Recovery Unit [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (22,930)		(18,325)		(13,742)		(9,161)
Other Property, Plant and Equipment [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		14.93%
Property, plant and equipment		R$ 89		119		1,341
Other Property, Plant and Equipment [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		485		456		456		450
Other Property, Plant and Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ (396)		(337)		885		(240)
Advances to Suppliers [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%		0.00%
Property, plant and equipment		R$ 4,743		5,177		0
Advances to Suppliers [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		4,743		5,177		0		727
Advances to Suppliers [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ 0
Construction in Progress [Member]
Property, plant and equipment, Net [Abstract]
Weighted average rate p.a.%	[2]	0.00%
Property, plant and equipment	[2]	R$ 31,379		13,439		12,381
Construction in Progress [Member] | Costs [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		31,379	[2]	R$ 13,439	[3]	R$ 12,381	[3]	R$ 3,904	[3]
Construction in Progress [Member] | Accumulated Depreciation [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment	[2]	0
Waste Sorting Machine (Tyrannosaurus) [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		12,804
Turbines and Energy Generators [Member]
Property, plant and equipment, Net [Abstract]
Property, plant and equipment		R$ 13,044

[1]	Land intended for landfills and respective buildings are subject to depletion and depreciation calculated based on the usage volume of the landfill. In 2017, depletion and depreciation weighted average rates were 8.00% p.a. (11.54% p.a. for 2016 and 11.46% 2015) Landfills include decommissioning cost as explained in Note 20.
[2]	Construction in progress refers basically to the acquisition of the Waste Sorting Machine (Tyrannosaurus) of R$12,804 and acquisition of Turbines and Energy Generators for R$13,044.
[3]	Construction in progress refers basically to landfill cell projects of the Company and its subsidiaries.